Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 1.9%
Iridium Communications, Inc. (a)	4,528	$237,946
The New York Times Co. - Class A (a)	5,023	204,738
TripAdvisor, Inc. (a)(b)	3,125	58,281
World Wrestling Entertainment, Inc. - Class A (a)	1,676	175,980
		676,945
Consumer Discretionary - 14.4%
Boyd Gaming Corp.	2,140	146,205
Capri Holdings Ltd. (b)	3,310	122,172
Choice Hotels International, Inc. (a)	932	121,859
Churchill Downs, Inc.	2,250	260,663
Deckers Outdoor Corp. (a)(b)	1,584	861,205
Five Below, Inc. (b)	1,760	366,678
GameStop Corp. (a)(b)	8,769	194,672
Gentex Corp.	6,060	203,495
Grand Canyon Education, Inc. (a)(b)	980	106,379
Light & Wonder, Inc. (a)(b)	3,630	255,189
Murphy USA, Inc.	800	245,624
Papa John's International, Inc. (a)	1,060	87,662
Polaris, Inc. (a)	1,460	198,326
Taylor Morrison Home Corp. (b)	3,110	150,586
Texas Roadhouse, Inc.	1,970	219,754
The Wendy's Co. (a)	5,733	123,202
Toll Brothers, Inc.	2,590	208,055
TopBuild Corp. (a)(b)	860	235,580
Valvoline, Inc. (a)	5,884	223,415
Williams-Sonoma, Inc. (a)	2,460	341,054
Wingstop, Inc.	1,221	205,836
Wyndham Hotels & Resorts, Inc.	2,694	209,916
YETI Holdings, Inc. (a)(b)	2,811	119,749
		5,207,276
Consumer Staples - 2.6%
BellRing Brands, Inc. (b)	5,049	181,512
Celsius Holdings, Inc. (b)	1,573	227,613
Coca-Cola Consolidated, Inc.	160	101,346
Energizer Holdings, Inc.	2,696	96,247
Lancaster Colony Corp. (a)	670	129,062
The Boston Beer Co., Inc. - Class A (a)(b)	598	222,121
		957,901
Energy - 6.7%
Antero Resources Corp. (b)	8,730	233,528
ChampionX Corp.	5,170	184,052
CNX Resources Corp. (a)(b)	6,570	134,028
Equitrans Midstream Corp.	16,780	174,009
Matador Resources Co. (a)	3,340	185,804
Murphy Oil Corp. (a)	4,070	176,109
PBF Energy, Inc. - Class A	5,610	266,138
PDC Energy, Inc.	2,970	225,393
Range Resources Corp.	11,460	360,188
Southwestern Energy Co. (b)	52,640	341,107
Valaris Ltd. (b)	1,630	125,184
		2,405,540
Financials - 6.9%
Affiliated Managers Group, Inc.	1,110	153,890
American Financial Group, Inc.	2,010	244,436
East West Bancorp, Inc.	3,760	233,910
Essent Group Ltd.	2,940	145,824
Evercore, Inc.	1,110	149,917
Federated Hermes, Inc.	2,410	81,530
Kinsale Capital Group, Inc.	1,282	477,712
MGIC Investment Corp.	8,220	137,603
RLI Corp.	1,980	264,152
SEI Investments Co.	3,150	198,418
The Western Union Co.	11,860	144,455
WEX, Inc. (b)	1,333	252,403
		2,484,250
Health Care - 14.1%
Arrowhead Pharmaceuticals, Inc. (b)	4,392	151,612
Azenta, Inc. (b)	1,770	83,155
Bruker Corp.	3,259	223,958
Chemed Corp.	1,013	527,864
Globus Medical, Inc. (b)	2,336	140,791
Haemonetics Corp. (b)	1,699	156,716
Halozyme Therapeutics, Inc. (a)(b)	4,650	199,764
HealthEquity, Inc. (b)	2,414	164,007
Inari Medical, Inc. (a)(b)	1,921	109,631
Jazz Pharmaceuticals PLC (b)	2,114	275,708
Lantheus Holdings, Inc. (a)(b)	2,722	235,426
LivaNova PLC (b)	1,681	98,254
Masimo Corp. (b)	1,711	209,255
Medpace Holdings, Inc. (b)	2,133	540,012
Neurocrine Biosciences, Inc. (b)	3,402	346,630
Omnicell, Inc. (b)	1,460	92,199
Patterson Cos., Inc.	2,440	80,252
Penumbra, Inc. (a)(b)	1,484	450,186
Progyny, Inc. (b)	2,607	108,868
R1 RCM, Inc. (a)(b)	4,507	77,881
Repligen Corp. (a)(b)	1,811	310,695
Shockwave Medical, Inc. (a)(b)	1,321	344,253
Sotera Health Co. (b)	4,090	77,628
STAAR Surgical Co. (b)	2,059	112,771
		5,117,516
Industrials - 27.2%
Acuity Brands, Inc.	840	138,802
Advanced Drainage Systems, Inc. (a)	1,690	206,163
AGCO Corp.	1,650	219,615
Builders FirstSource, Inc. (a)(b)	5,620	811,697
Carlisle Cos., Inc.	1,530	424,116
Crane NXT Co.	1,300	76,895
Donaldson Co., Inc.	3,690	231,843
EMCOR Group, Inc.	1,400	301,056
ExlService Holdings, Inc. (b)	2,077	292,753
Exponent, Inc.	3,460	309,947
Fortune Brands Innovations, Inc. (a)	4,210	299,205
Genpact Ltd.	4,820	173,954
Graco, Inc.	9,820	779,021
Hexcel Corp.	2,596	183,485
Hubbell, Inc. (a)	3,210	1,001,520
Insperity, Inc.	1,380	162,357
Landstar System, Inc.	1,540	313,529
Lennox International, Inc.	977	358,989
Lincoln Electric Holdings, Inc.	1,710	343,214
MSA Safety, Inc.	1,294	214,804
MSC Industrial Direct Co., Inc.	1,320	133,214
Owens Corning (a)	2,680	375,173
Paylocity Holding Corp. (b)	1,474	334,377
Terex Corp.	1,750	102,602
Tetra Tech, Inc. (a)	3,131	529,796
The Toro Co.	3,150	320,197
Trex Co., Inc. (b)	6,411	443,256
UFP Industries, Inc.	1,700	174,692
Vicor Corp. (b)	766	70,679
Watsco, Inc. (a)	1,010	381,972
Watts Water Technologies, Inc. - Class A	720	134,302
		9,843,225
Information Technology - 18.5%
Allegro MicroSystems, Inc. (b)	2,410	124,380
Belden, Inc.	1,230	118,867
Blackbaud, Inc. (b)	1,689	127,435
Calix, Inc. (b)	1,814	81,830
Cognex Corp.	11,206	612,072
CommVault Systems, Inc. (b)	1,768	137,780
Dynatrace, Inc. (b)	8,618	471,318
Envestnet, Inc. (b)	2,066	128,051
IPG Photonics Corp. (b)	1,020	134,079
Jabil, Inc.	4,040	447,107
Lattice Semiconductor Corp. (a)(b)	10,699	972,967
Manhattan Associates, Inc. (b)	6,075	1,158,016
National Instruments Corp.	4,717	278,303
Novanta, Inc. (b)	1,318	233,154
Power Integrations, Inc. (a)	3,953	383,994
Qualys, Inc. (a)(b)	2,991	415,151
Silicon Laboratories, Inc. (a)(b)	965	143,920
Teradata Corp. (b)	3,772	214,438
Universal Display Corp.	1,529	223,051
Wolfspeed, Inc. (a)(b)	4,494	296,155
		6,702,068
Materials - 4.8%
Ashland, Inc.	1,450	132,472
Cabot Corp.	1,510	107,210
Eagle Materials, Inc. (a)	1,300	239,681
Greif, Inc. - Class A	710	52,519
Louisiana-Pacific Corp.	2,500	190,325
NewMarket Corp.	240	108,408
Olin Corp. (a)	4,120	237,642
Reliance Steel & Aluminum Co. (a)	1,830	535,934
The Scotts Miracle-Gro Co. (a)	1,738	121,729
		1,725,920
Utilities - 0.4%
Ormat Technologies, Inc. (a)	1,670	135,771
TOTAL COMMON STOCKS (Cost $32,772,444)		35,256,412

REAL ESTATE INVESTMENT TRUSTS - 2.4%
CubeSmart (a)	7,260	314,793
EastGroup Properties, Inc. (a)	1,432	253,722
Lamar Advertising Co. - Class A	2,831	279,420
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $833,137)		847,935
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$87,758	87,758
TOTAL SHORT-TERM INVESTMENTS (Cost $87,758)		87,758
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	9,096,238	9,096,238
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,096,238)		9,096,238

Total Investments (Cost $42,789,577) - 125.2%		45,288,343
Liabilities in Excess of Other Assets - (25.2)%		(9,103,714)
TOTAL NET ASSETS - 100.0%		$36,184,629

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $8,943,421 or 24.7% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 35,256,412	$ -	$ -	$ -	$ 35,256,412
REITs	847,935				847,935
Short-Term Investments	87,758	-	-	-	87,758
Investments Purchased with Proceeds from Securities Lending	-	-	-	9,096,238	9,096,238
Total Investments in Securities	$ 36,192,105	$ -	$ -	$ 9,096,238	$ 45,288,343
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.